Stockholders' Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants, Outstanding, Beginning Balance (in Shares)	1,178,169	1,187,803	645,761
Warrants, Exercisable, Beginning Balance (in Shares)	1,178,169	1,187,664	516,532
Weighted Average, Exercise Price, Outstanding, Beginning Balance	$ 30.67	$ 31.2	$ 48.6
Weighted Average, Exercise Price, Exercisable, Beginning Balance	30.67	31.2	48.3
Weighted Average, Fair Value Vested, Beginning Balance	$ 17.83	$ 15.9	$ 24.3
Weighted Average, Contractual Life (Years), Beginning Balance	3 years 4 months 28 days		4 years 25 days
Weighted Average, Aggregate Intrinsic Value, Beginning Balance (in Dollars)
Warrants, Outstanding, Granted (in Shares)			696,444
Warrants, Exercisable, Granted (in Shares)
Weighted Average, Exercise Price, Outstanding, Granted
Weighted Average, Exercise Price, Exercisable, Granted
Weighted Average, Fair Value Vested, Granted
Weighted Average, Aggregate Intrinsic Value, Granted (in Dollars)
Warrants, Outstanding, Exercised (in Shares)			(48,368)
Warrants, Exercisable, Exercised (in Shares)
Weighted Average, Exercise Price, Outstanding, Exercised
Weighted Average, Exercise Price, Exercisable, Exercised
Weighted Average, Fair Value Vested, Exercised
Weighted Average, Aggregate Intrinsic Value, Exercised (in Dollars)
Warrants, Outstanding, Cancelled (in Shares)	(854)	(9,634)	(106,035)
Warrants, Exercisable, Cancelled (in Shares)
Weighted Average, Exercise Price, Outstanding, Cancelled
Weighted Average, Exercise Price, Exercisable, Cancelled
Weighted Average, Fair Value Vested, Cancelled
Weighted Average, Aggregate Intrinsic Value, Cancelled (in Dollars)
Warrants, Outstanding, Ending Balance (in Shares)	1,177,315	1,178,169	1,187,803
Warrants, Exercisable, Ending Balance (in Shares)	1,177,315	1,178,169	1,187,664
Weighted Average, Exercise Price, Outstanding, Ending Balance	$ 30.66	$ 30.67	$ 31.2
Weighted Average, Exercise Price, Exercisable, Ending Balance	30.66	30.67	31.2
Weighted Average, Fair Value Vested, Ending Balance	$ 17.79	$ 17.83	$ 15.9
Weighted Average, Contractual Life (Years), Ending Balance	2 years 10 months 28 days	3 years 4 months 28 days	4 years 4 months 17 days
Weighted Average, Aggregate Intrinsic Value, Ending Balance (in Dollars)